Property and Equipment	9 Months Ended
Sep. 30, 2024
Property and Equipment
Property and Equipment

Note 6 - Property and Equipment

The Company’s property and equipment, net, as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30,	December-24
	2024	2023
	(Successor)	(Predecessor)
Consoles	$2,567	$1,565
Other machinery and equipment	709	772
Leasehold improvements	306	305
Tools and molds	257	221
Computer equipment	188	193
Demo equipment	66	66
Furniture and fixtures	49	49
Construction in process	—	54
Vehicles	39	39
Total property, plant, and equipment	4,181	3,264
Less: accumulated depreciation	(2,609)	(1,777)
Property and equipment, net	$1,572	$1,487

Depreciation expense was $0.7 million, $0.2 million and $0.4 million for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor), respectively.

Depreciation expense was $56.0 thousand, $0.2 million and $0.1 million for the periods from July 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the three months ended September 30, 2023 (Predecessor), respectively.